Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Composition of Investment Portfolio by Major Security Type
The composition of the investment portfolio by major security type and our outstanding debt was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2019
Fixed maturities:
U.S. government obligations	$13,251.1	$0	$0	$13,251.1	$13,100.7
State and local government obligations	0	1,713.3	0	1,713.3	1,686.0
Corporate debt securities	0	7,067.7	0	7,067.7	6,860.3
Subtotal	13,251.1	8,781.0	0	22,032.1	21,647.0
Asset-backed securities:
Residential mortgage-backed	0	627.5	0	627.5	625.0
Commercial mortgage-backed	0	5,076.2	0	5,076.2	5,020.7
Other asset-backed	0	5,179.5	0	5,179.5	5,164.7
Subtotal asset-backed securities	0	10,883.2	0	10,883.2	10,810.4
Redeemable preferred stocks:
Financials	0	51.7	0	51.7	51.5
Utilities	0	11.1	0	11.1	10.0
Industrials	11.1	121.1	0	132.2	124.2
Subtotal redeemable preferred stocks	11.1	183.9	0	195.0	185.7
Total fixed maturities	13,262.2	19,848.1	0	33,110.3	32,643.1
Short-term investments	1,797.4	1.4	0	1,798.8	1,798.8
Total available-for-sale securities	15,059.6	19,849.5	0	34,909.1	34,441.9
Equity securities:
Nonredeemable preferred stocks:
Financials	77.4	850.7	27.1	955.2	891.3
Utilities	0	42.3	0	42.3	39.9
Industrials	0	25.4	16.0	41.4	40.1
Subtotal nonredeemable preferred stocks	77.4	918.4	43.1	1,038.9	971.3
Common equities:
Common stocks	3,306.0	0	0	3,306.0	1,125.2
Other risk investments	0	0	0.3	0.3	0.3
Subtotal common equities	3,306.0	0	0.3	3,306.3	1,125.5
Total equity securities	3,383.4	918.4	43.4	4,345.2	2,096.8
Total portfolio	$18,443.0	$20,767.9	$43.4	$39,254.3	$36,538.7
Debt	$0	$5,119.6	$0	$5,119.6	$4,407.1

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2018
Fixed maturities:
U.S. government obligations	$9,916.5	$0	$0	$9,916.5	$9,897.4
State and local government obligations	0	1,649.1	0	1,649.1	1,654.6
Corporate debt securities	0	8,694.3	0	8,694.3	8,808.5
Subtotal	9,916.5	10,343.4	0	20,259.9	20,360.5
Asset-backed securities:
Residential mortgage-backed	0	734.4	0	734.4	733.5
Commercial mortgage-backed	0	3,301.6	0	3,301.6	3,332.8
Other asset-backed	0	3,577.3	0	3,577.3	3,585.4
Subtotal asset-backed securities	0	7,613.3	0	7,613.3	7,651.7
Redeemable preferred stocks:
Financials	0	78.2	0	78.2	79.3
Utilities	0	0	0	0	0
Industrials	9.5	150.6	0	160.1	164.4
Subtotal redeemable preferred stocks	9.5	228.8	0	238.3	243.7
Total fixed maturities	9,926.0	18,185.5	0	28,111.5	28,255.9
Short-term investments	1,722.1	73.8	0	1,795.9	1,795.9
Total fixed maturities and short-term	11,648.1	18,259.3	0	29,907.4	30,051.8
Equity securities:
Nonredeemable preferred stocks:
Financials	71.9	887.1	25.1	984.1	951.6
Utilities	0	44.8	0	44.8	46.0
Industrials	0	0	5.0	5.0	5.0
Subtotal nonredeemable preferred stocks	71.9	931.9	30.1	1,033.9	1,002.6
Common equities:
Common stocks	2,625.8	0	0	2,625.8	1,148.6
Other risk investments	0	0	0.3	0.3	0.3
Subtotal common equities	2,625.8	0	0.3	2,626.1	1,148.9
Total equity securities	2,697.7	931.9	30.4	3,660.0	2,151.5
Total available-for-sale portfolio	$14,345.8	$19,191.2	$30.4	$33,567.4	$32,203.3
Debt	$0	$4,532.3	$0	$4,532.3	$4,404.9

Summary of Changes in Fair Value Associated With Level 3 Assets
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2019 and 2018:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2018	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2019
Equity securities:
Nonredeemable preferred stocks:
Financials	$25.1	$0	$2.0	$0	$0	$0	$0	$27.1
Industrials	5.0	0	10.0	0	0	1.0	0	16.0
Common equities:
Other risk investments	0.3	0	0	0	0	0	0	0.3
Total Level 3 securities	$30.4	$0	$12.0	$0	$0	$1.0	$0	$43.4

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2017	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)	Fair Value at Dec. 31, 2018
Equity securities:
Nonredeemable preferred stocks:
Financials	$0	$0	$25.1	$0	$0	$0	$0	$25.1
Industrials	5.0	0	0	0	0	0	0	5.0
Common equities:
Other risk investments	0.3	0	0	0	0	0	0	0.3
Total Level 3 securities	$5.3	$0	$25.1	$0	$0	$0	$0	$30.4

Summary of Quantitative Information about Level 3 Fair Value Measurements
The following tables provide a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2019	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Equity securities:
Nonredeemable preferred stocks:
Financials	$27.1	Pricing firm	Recent transaction price	9.0
Industrials	6.0	Pricing firm	Performance-based transaction price adjustment	4.8
Industrials[1]	10.0	Internal price	Unadjusted purchase price	4.9
Subtotal Level 3 securities	43.1
Pricing exemption securities	0.3
Total Level 3 securities	$43.4

[1] The security was purchased in November 2019.

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2018	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Equity securities:
Nonredeemable preferred stocks:
Financials[1]	$25.1	Internal price	Unadjusted purchase price	9.0
Industrials	5.0	Internal price	Price-to-sales ratio	5.5
Subtotal Level 3 securities	30.1
Pricing exemption securities	0.3
Total Level 3 securities	$30.4
[1] The security was purchased in December 2018.